SCHEDULE MOVEMENT OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance as of beginning of the year	$ 2,114,470	$ 1,771,321	$ 1,610,704
Additions	174,846	343,149	160,617
Balance as of end of the year	$ 2,289,316	$ 2,114,470	$ 1,771,321